Employee Retirement and Severance Benefits	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Employee Retirement and Severance Benefits

10.	Employee Retirement and Severance Benefits
The Company and certain of its subsidiaries have contributory and noncontributory defined benefit pension plans covering substantially all of their employees. Benefits payable under the plans are based on employee earnings and years of service. The Company and certain of its subsidiaries also have defined contribution pension plans covering substantially all of their employees. Canon Medical Systems Corporation (“CMSC”) temporarily participated in Toshiba Corporate Pension Funds (“Toshiba Funds”) after CMSC was acquired by Canon in 2016. In April 2018, CMSC established a new pension provision which provides participants an equivalent level of benefits as compared to the Toshiba Funds. As of December 31, 2018, a majority of plan participants had been transferred from the Toshiba Funds into the new pension provision. Canon calculated the projected benefit obligations for the remaining participants within the Toshiba Funds based on the benefit level of the Toshiba Funds and included the proportional share of the plan assets to which CMSC had a legal right in the following tables for the remaining participants as of December 31, 2018. In March 2019, CMSC settled the pension obligations attributed to the remaining participants within the Toshiba Funds. The loss recognized due to the settlement in the consolidated statement of income for the year ended December 31, 2019 was not significant.
Obligations and funded status
Reconciliations of beginning and ending balances of the projected benefit obligations and the fair value of the plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2020	2019	2020	2019
	(Millions of yen)		(Millions of yen)
Change in benefit obligations:
Projected benefit obligations at beginning of year	925,390	927,006	439,624	385,949
Service cost	30,604	30,903	5,303	6,264
Interest cost	4,064	5,074	6,087	8,643
Plan participants’ contributions	—	—	860	1,432
Actuarial (gain) loss	(11,432)	15,289	43,202	52,261
Benefits paid	(36,646)	(35,372)	(12,351)	(10,863)
Plan amendments	(859)	—	(1,463)	362
Curtailments and settlements	—	(17,510)	(6,004)	(3,608)
Foreign currency exchange rate changes	—	—	2,079	(816)
Projected benefit obligations at end of year	911,121	925,390	477,337	439,624
Change in plan assets:
Fair value of plan assets at beginning of year	704,169	682,695	294,829	248,642
Actual return on plan assets	36,060	54,170	23,912	35,298
Employer contributions	13,360	12,367	13,605	18,016
Plan participants’ contributions	—	—	860	1,432
Benefits paid	(29,550)	(28,549)	(12,351)	(10,863)
Settlements	—	(16,514)	(805)	—
Foreign currency exchange rate changes	—	—	1,663	2,304
Fair value of plan assets at end of year	724,039	704,169	321,713	294,829

Funded status at end of year	(187,082)	(221,221)	(155,624)	(144,795)

Amounts recognized in the consolidated balance sheets at December 31, 2020 and 2019 are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2020	2019	2020	2019
	(Millions of yen)		(Millions of yen)
Other assets	2,684	1,904	2,236	2,342
Accrued expenses	(791)	(818)	(938)	(937)
Accrued pension and severance cost	(188,975)	(222,307)	(156,922)	(146,200)

	(187,082)	(221,221)	(155,624)	(144,795)

Amounts recognized in accumulated other comprehensive income (loss) at December 31, 2020 and 2019 before the effect of income taxes are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2020	2019	2020	2019
	(Millions of yen)		(Millions of yen)
Actuarial loss	192,931	231,811	142,455	118,247
Prior service credit	(28,633)	(36,506)	(520)	268

	164,298	195,305	141,935	118,515

The accumulated benefit obligation for all defined benefit plans was as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2020	2019	2020	2019
	(Millions of yen)		(Millions of yen)
Accumulated benefit obligation	879,136	892,154	460,536	421,460
The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2020	2019	2020	2019
	(Millions of yen)		(Millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	897,669	916,562	475,137	437,780
Fair value of plan assets	707,708	693,437	318,079	290,643
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	874,327	887,138	453,120	414,729
Fair value of plan assets	707,708	688,754	312,748	285,341
Components of net periodic benefit cost and other amounts recognized in other comprehensive income (loss)
Net periodic benefit cost for Canon’s employee retirement and severance defined benefit plans for the years ended December 31, 2020, 2019 and 2018 consisted of the following components:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2020	2019	2018	2020	2019	2018
	(Millions of yen)			(Millions of yen)
Service cost	30,604	30,903	31,241	5,303	6,264	7,982
Interest cost	4,064	5,074	5,419	6,087	8,643	8,691
Expected return on plan assets	(21,013)	(19,553)	(21,983)	(12,006)	(11,919)	(12,601)
Amortization of prior service credit	(8,732)	(11,877)	(13,001)	(675)	(133)	(217)
Amortization of actuarial loss	12,401	15,247	11,900	6,122	4,345	5,108
(Gain) loss on curtailments and settlements	—	(36)	—	236	(2,197)	—

	17,324	19,758	13,576	5,067	5,003	8,963

Service cost component of net periodic benefit cost for Canon’s employee retirement and severance defined benefit plans is included in cost of sales and operating expenses in the consolidated statements of income. The components other than the service cost component are included in other, net of other income (deductions) in the consolidated statements of income.
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended December 31, 2020, 2019 and 2018 are summarized as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2020	2019	2018	2020	2019	2018
	(Millions of yen)			(Millions of yen)
Current year actuarial (gain) loss	(26,479)	(19,328)	58,149	31,296	28,882	(5,654)
Current year prior service credit	(859)	—	(3,963)	(1,463)	362	3,257
Amortization of actuarial loss	(12,401)	(15,247)	(11,900)	(6,122)	(4,345)	(5,108)
Amortization of prior service credit	8,732	11,877	13,001	675	133	217
Curtailments and settlements	—	(960)	—	(966)	(1,411)	(63)

	(31,007)	(23,658)	55,287	23,420	23,621	(7,351)

Assumptions
Weighted-average assumptions used to determine benefit obligations are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2020	2019	2020	2019
Discount rate	0.5%	0.5%	1.5%	1.6%
Assumed rate of increase in future compensation levels	2.6%	2.6%	0.9%	1.0%
Interest crediting rate for cash balance plans	1.9%	1.9%	1.0%	1.0%
Weighted-average assumptions used to determine net periodic benefit cost are as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2020	2019	2018	2020	2019	2018
Discount rate	0.5%	0.6%	0.6%	1.6%	2.4%	2.2%
Assumed rate of increase in future compensation levels	2.6%	2.6%	2.6%	1.0%	1.9%	1.8%
Expected long-term rate of return on plan assets	3.0%	3.0%	2.9%	4.8%	5.2%	4.4%
Interest crediting rate for cash balance plans	1.9%	1.9%	1.9%	1.0%	1.0%	1.0%
Canon determines the expected long-term rate of return based on the expected long-term return of the various asset categories in which it invests. Canon considers the current expectations for future returns and the actual historical returns of each plan asset category.
Plan assets
Canon’s investment policies are designed to ensure adequate plan assets are available to provide future payments of pension benefits to eligible participants. Taking into account the expected long-term rate of return on plan assets, Canon formulates a “model” portfolio comprised of the optimal combination of equity securities and debt securities. Plan assets are invested in individual equity and debt securities using the guidelines of the “model” portfolio in order to produce a total return that will match the expected return on a mid-term
to long-term basis. Canon evaluates the gap between expected return and actual return of invested plan assets on an annual basis to determine if such differences necessitate a revision in the formulation of the “model” portfolio. Canon revises the “model” portfolio when and to the extent considered necessary to achieve the expected long-term rate of return on plan assets.
Canon’s model portfolio for Japanese plans consists of three major components: approximately 25% is invested in equity securities, approximately 50% is invested in debt securities, and approximately 25% is invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.
Outside Japan, investment policies vary by country, but the long-term investment objectives and strategies remain consistent. Canon’s model portfolio for foreign plans has been developed as follows: approximately 25% is invested in equity securities, approximately 25% is invested in debt securities, and approximately 50% is invested in other investment vehicles, such as investments in real estate assets.
The equity securities are selected primarily from stocks that are listed on securities exchanges. Prior to investing, Canon investigates the business condition of the investee companies, and appropriately diversifies investments by type of industry and other relevant factors. The debt securities are selected primarily from government bonds, public debt instruments, and corporate bonds. Prior to investing, Canon investigates the quality of the issue, including rating, interest rate, and repayment dates, and appropriately diversifies the investments. Pooled funds are selected using strategies consistent with the equity and debt securities described above. As for investments in life insurance company general accounts, the contracts with the insurance companies include a guaranteed interest rate and return of capital. With respect to investments in foreign investment vehicles, Canon investigates the stability of the underlying governments and economies, the market characteristics such as settlement systems and the taxation systems. For each such investment, Canon selects the appropriate investment country and currency.
The three levels of input used to measure fair value are more fully described in Note 21. The fair values of Canon’s pension plan assets at December 31, 2020 and 2019, by asset category, are as follows:

	December 31, 2020
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (a)	80,201	—	—	80,201	—	—	—	—
Foreign companies	9,807	—	—	9,807	10,267	—	—	10,267
Pooled funds (b)	—	168,745	—	168,745		37,538		37,538
Debt securities:
Government bonds (c)	136,771	—	—	136,771	—	—	—	—
Municipal bonds	—	1,126	—	1,126	—	2,324	—	2,324
Corporate bonds	—	15,617	—	15,617	—	6,375	—	6,375
Pooled funds (d)	—	140,825	—	140,825	—	108,499	—	108,499
Mortgage backed securities (and other asset backed securities)	—	8,308	—	8,308	—	2,696	—	2,696
Life insurance company general accounts	—	117,762	—	117,762	—	27,953	—	27,953
Other assets	—	28,731	1,356	30,087	—	102,159	—	102,159
Investment measured at net asset value	—	—	—	14,790	—	—	—	23,902

	226,779	481,114	1,356	724,039	10,267	287,544	—	321,713

	December 31, 2019
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (e)	77,484	—	—	77,484	—	—	—	—
Foreign companies	5,164	—	—	5,164	10,298	—	—	10,298
Pooled funds (f)	—	164,662	—	164,662		63,557		63,557
Debt securities:
Government bonds (g)	130,180	—	—	130,180	—	—	—	—
Municipal bonds	—	1,202	—	1,202	—	2,302	—	2,302
Corporate bonds	—	11,711	—	11,711	—	6,472	—	6,472
Pooled funds (h)	—	136,655	—	136,655	—	64,259	—	64,259
Mortgage backed securities (and other asset backed securities)	—	12,090	—	12,090	—	2,511	—	2,511
Life insurance company general accounts	—	121,573	—	121,573	—	9,676	—	9,676
Other assets	—	26,979	218	27,197	—	115,102	—	115,102
Investment measured at net asset value	—	—	—	16,251	—	—	—	20,652

	212,828	474,872	218	704,169	10,298	263,879	—	294,829

(a)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥282 million.
(b)	These funds invest in listed equity securities consisting of approximately 30% Japanese companies and 70% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(c)	This class includes approximately 85% Japanese government bonds and 15% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
(d)
These funds invest in approximately 25% Japanese government bonds, 55% foreign government bonds, 5% Japanese municipal bonds, and 15% corporate bonds for Japanese plans. These funds invest in approximately 60% foreign government bonds and 40% corporate bonds for foreign plans.

(e)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥118 million.
(f)	These funds invest in listed equity securities consisting of approximately 30% Japanese companies and 70% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(g)	This class includes approximately 85% Japanese government bonds and 15% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
(h)
These funds invest in approximately 25% Japanese government bonds, 55% foreign government bonds, 5% Japanese municipal bonds, and 15% corporate bonds for Japanese plans. These funds invest in approximately 75% foreign government bonds and 25% corporate bonds for foreign plans.

Each level into which assets are categorized is based on inputs used to measure the fair value of the assets, and does not necessarily indicate the risks or ratings of the assets.
Level 1 assets are comprised principally of equity securities and government bonds, which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised principally of pooled funds that invest in equity and debt securities, corporate bonds, investments in life insurance company general accounts and other assets. Pooled funds are valued at their net asset values that are calculated by the sponsor of the fund and have daily liquidity. Corporate bonds are valued using quoted prices for identical assets in markets that are not active. Investments in life insurance company general accounts are valued at conversion value. Other assets are comprised principally of interest bearing cash and hedge funds.
The fair values of Level 3 asset, consisting of hedge funds, were ¥1,356 million and ¥218 million at December 31, 2020 and 2019, respectively. Amounts of actual returns on, purchases and sales of these assets during the years ended December 31, 2020 and 2019 were not significant.
Contributions
Canon expects to contribute ¥14,414 million to its Japanese defined benefit pension plans and ¥16,432 million to its foreign defined benefit pension plans for the year ending December 31, 2021.
Estimated future benefit payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Japanese plans	Foreign plans
	(Millions of yen)	(Millions of yen)
Year ending December 31:
2021	39,523	13,273
2022	41,562	14,055
2023	43,080	14,862
2024	43,251	15,783
2025	44,391	16,609
2026 – 2030	224,816	99,803
Multiemployer pension plans
The amounts of cost recognized for the multiemployer pension plans primarily in the Netherlands for the years ended December 31, 2020, 2019 and 2018 were ¥4,224 million, ¥4,321 million and ¥4,452 million, respectively. The multiemployer pension plan in which the subsidiaries in the Netherlands participated was 99% funded as of December 31, 2019. The collective bargaining agreements have no expiration date. Canon is not liable for other participating employers’ obligations under the terms and conditions of the agreements.
Defined contribution plans
The amounts of cost recognized for the defined contribution pension plans of the Company and certain of its subsidiaries for the years ended December 31, 2020, 2019 and 2018 were ¥16,334 million, ¥17,414 million and ¥19,570 million, respectively.